WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.4%
	ARGENTINA — 4.5%
88,486	Globant S.A.*	$16,989,312
32,516	MercadoLibre, Inc.*	57,862,547
		74,851,859
	BRAZIL — 4.7%
6,488,050	Hapvida Participacoes e Investimentos S.A.[1]	20,360,386
1,612,565	Lojas Renner S.A.	12,222,296
1,325,180	Notre Dame Intermedica Participacoes S.A.	22,888,020
494,372	XP, Inc.*	21,574,394
		77,045,096
	CHINA — 33.2%
360,977	Alibaba Group Holding Ltd. - ADR*	91,626,792
7,175,330	China Mengniu Dairy Co., Ltd.*	42,671,063
2,986,600	Guangzhou GRG Metrology & Test Co., Ltd. - Class A	16,820,612
1,183,024	Hundsun Technologies, Inc. - Class A	17,716,081
6,549,000	Kingdee International Software Group Co., Ltd.*	26,233,672
43,800	Kuaishou Technology*,1,2	649,659
4,150,500	Li Ning Co., Ltd.	25,856,673
679,105	Meituan - Class B*	31,312,922
3,606,600	Offcn Education Technology Co., Ltd. - Class A	22,064,970
2,353,777	Shandong Pharmaceutical Glass Co., Ltd. - Class A	13,726,103
2,202,420	Shenzhou International Group Holdings Ltd.	42,950,244
349,215	Silergy Corp.	32,563,499
1,969,000	Sinoseal Holding Co., Ltd. - Class A	13,071,200
1,031,134	Tencent Holdings Ltd.	91,876,855
7,964,415	TravelSky Technology Ltd. - Class H	17,745,587
545,717	Wuliangye Yibin Co., Ltd. - Class A	24,512,726
1,389,469	WuXi AppTec Co., Ltd. - Class H1	33,051,613
		544,450,271
	GERMANY — 1.1%
117,097	Delivery Hero S.E.*,1	17,785,897
	HONG KONG — 6.1%
4,482,446	AIA Group Ltd.	54,043,384
3,103,385	Techtronic Industries Co., Ltd.	46,359,248
		100,402,632
	INDIA — 9.5%
379,355	Asian Paints Ltd.	12,499,164
371,891	Avenue Supermarts Ltd.*,1	13,491,901
638,239	Divi's Laboratories Ltd.	29,400,191

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
539,196	HDFC Bank Ltd. - ADR*	$38,876,032
1,219,879	Kotak Mahindra Bank Ltd.*	28,575,998
490,919	WNS Holdings Ltd. - ADR*	32,979,938
		155,823,224
	INDONESIA — 1.5%
9,972,175	Bank Central Asia Tbk P.T.	23,984,384
	MEXICO — 3.3%
3,094,660	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	18,265,423
125,194	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR*	19,619,152
5,718,689	Wal-Mart de Mexico S.A.B. de C.V.	16,278,136
		54,162,711
	PERU — 1.0%
110,258	Credicorp Ltd.	16,575,085
	POLAND — 1.0%
230,589	Dino Polska S.A.*,1	16,193,289
	RUSSIA — 4.6%
9,532,905	Moscow Exchange MICEX-RTS PJSC	19,800,175
895,439	Yandex N.V. - Class A*	56,090,299
		75,890,474
	SOUTH AFRICA — 2.0%
202,932	Capitec Bank Holdings Ltd.*	18,575,818
860,004	Clicks Group Ltd.	14,129,653
		32,705,471
	SOUTH KOREA — 4.3%
187,722	Douzone Bizon Co., Ltd.	16,724,106
121,700	Koh Young Technology, Inc.	11,652,926
12,973	LG Household & Health Care Ltd.	18,059,231
80,395	NAVER Corp.	24,531,024
		70,967,287
	TAIWAN — 9.5%
650,060	Airtac International Group	23,128,599
6,264,000	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	132,379,588
		155,508,187

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 2.3%
5,738,030	Airports of Thailand PCL	$11,359,172
18,326,465	Bangkok Dusit Medical Services PCL	12,643,791
7,483,600	CP ALL PCL*	14,285,650
		38,288,613
	UNITED KINGDOM — 1.8%
495,775	Wizz Air Holdings PLC*,1	29,580,291
	UNITED STATES — 2.2%
103,955	EPAM Systems, Inc.*	35,805,221
	VIETNAM — 0.8%
2,841,323	Vietnam Dairy Products JSC	12,632,045
	TOTAL COMMON STOCKS
	(Cost $1,295,897,756)	1,532,652,037
	PARTICIPATION CERTIFICATES — 1.2%
	CHINA — 1.2%
320,200	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/19/2021)[1]	19,242,131
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $16,696,142)	19,242,131

Principal Amount
	SHORT-TERM INVESTMENTS — 5.1%
$83,916,175	UMB Money Market II Special, 0.01%[3]	83,916,175
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $83,916,175)	83,916,175
	TOTAL INVESTMENTS — 99.7%
	(Cost $1,396,510,073)	1,635,810,343
	Other Assets in Excess of Liabilities — 0.3%	5,738,866
	TOTAL NET ASSETS — 100.0%	$1,641,549,209

ADR – American Depository Receipt
JSC – Joint Stock Company
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $150,355,167, which represents 9.16% of total net assets of the Fund.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.04% of Net Assets. The total value of these securities is $649,659.
[3]	The rate is the annualized seven-day yield at period end.